Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Other Pertinent Lease Information
Other pertinent lease information for the three and six months ended June 30, 2024 and 2023 is as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Operating lease costs	$257	$275	$535	$549
Short-term lease costs	10	7	20	13
Variable lease costs	58	72	135	160
Operating cash flows paid for amounts in the measurement of lease liabilities	263	284	555	546
Operating lease assets obtained in exchange for lease obligations	15	—	15	874

Other pertinent lease information is as follows (in thousands):

	December 31, 2023	December 31, 2022
Operating lease costs	$1,123	$918
Short-term lease costs	12	14
Variable operating lease costs	187	191
Operating cash flows paid for amounts in themeasurement of lease liabilities	1,084	807
Operating lease assets obtained in exchange forlease obligations	936	1,677

Schedule of Future Commitments Under Non-cancelable Operating Lease Agreements
Future commitments under non-cancelable operating lease agreements as of June 30, 2024 are as follows (in thousands):

2024	$535
2025	1,035
2026	730
2027	641
2028	108

Total lease payments	$3,049
Less: present value adjustment	(411)

Total lease liabilities	2,638
Less: current lease liability	(850)

Long-term operating lease liabilities	$1,788

Future commitments under non-cancelable operating lease agreements are as follows (in thousands):

2024	$1,173
2025	1,114
2026	737
2027	645
2028	108

Total lease payments	$3,777
Less: present value adjustment	(563)

Present value of total lease liabilities	3,214
Less: current lease liability	(908)

Long-term lease liabilities	$2,306

Schedule of Weighted-Average Remaining Lease Terms and Discount Rates Related Leases
The weighted-average remaining lease terms and discount rates related to our leases were as follows:

	June 30, 2024	June 30, 2023
Weighted -average remaining lease term (in years)	3.1	3.9
Weighted-average discount rate	9.9%	9.5%

The weighted-average remaining lease terms and discount rates related to our leases were as follows:

	2023	2022
Weighted-average remaining lease term (in years)	3.5	3.9
Weighted-average discount rate	9.9%	9.5%